Trade Payables and Other (Tables)	6 Months Ended
Jun. 30, 2019
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Detailed Information about Trade Payables and Other

	At June 30, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	838	—	685
Fixed asset payables	—	29	—	30
Employees’ entitlements	—	162	—	160
Taxes payable other than income tax	—	25	—	16
Contract liabilities	11	59	9	68
Other payables	17	7	18	9

Total Other	28	282	27	283

Total Trade payables and Other	28	1,120	27	968

Detailed information of contract liabilities

	At June 30, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	5	—	—	—
Advance payment from customers	4	6	7	9
Unrecognized variable consideration (A)	2	52	2	57
Prepayment	—	1	—	2

Total Contract liabilities	11	59	9	68

(A)	Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.